PIONEER VARIABLE CONTRACTS TRUST

Pioneer Strategic Income VCT Portfolio — Class I and II Shares

Schedule of Investments
September 30, 2019

Schedule of Investments I 9/30/19 (unaudited)

	Shares		Value
		UNAFFILIATED ISSUERS - 94.6%
		COMMON STOCKS - 0.0%† of Net Assets
		Household Durables - 0.0%†
	15,463(a)	Desarrolladora Homex SAB de CV	$62
		Total Household Durables	$62
		Paper & Forest Products - 0.0%†
	1,032	Emerald Plantation Holdings, Ltd.	$62
		Total Paper & Forest Products	$62
		TOTAL COMMON STOCKS
		(Cost $5,517)	$124
		CONVERTIBLE PREFERRED STOCK - 0.9% of Net Assets
		Banks - 0.9%
	261(b)	Wells Fargo & Co., 7.5%	$397,370
		Total Banks	$397,370
		TOTAL CONVERTIBLE PREFERRED STOCK
		(Cost $324,601)	$397,370
	Principal Amount USD ($)		Value
		ASSET BACKED SECURITIES - 5.3% of Net Assets
	28,488(c)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	$29,289
	150,000	Finance of America Structured Securities Trust, Series 2019-JR3, Class JR2, 2.0%, 9/25/69	151,781
	29,700	Hardee's Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (144A)	30,814
	40,887	Icon Brand Holdings LLC, Series 2013-1A, Class A2, 4.352%, 1/25/43 (144A)	29,287
	74,531(d)	Mill City Mortgage Loan Trust, Series 2017-3, Class M3, 3.25%, 1/25/61 (144A)	75,629
	118,858(d)	Mill City Mortgage Loan Trust, Series 2018-1, Class A1, 3.25%, 5/25/62 (144A)	121,227
	79,833(d)	Mill City Mortgage Loan Trust, Series 2018-3, Class M2, 3.25%, 8/25/58 (144A)	80,931
	64,865(d)	Mill City Mortgage Loan Trust, Series 2018-3, Class M3, 3.25%, 8/25/58 (144A)	63,196
	24,045	Oxford Finance Funding LLC, Series 2016-1A, Class A, 3.968%, 6/17/24 (144A)	24,198
	100,000	Progress Residential Trust, Series 2018-SFR2, Class A, 3.712%, 8/17/35 (144A)	102,067
	100,000	Progress Residential Trust, Series 2018-SFR3, Class F, 5.368%, 10/17/35 (144A)	103,620
	100,000	Small Business Lending Trust, Series 2019-A, Class C, 4.31%, 7/15/26 (144A)	100,159
	90,570	SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.2%, 5/27/36 (144A)	91,538
	97,792	STORE Master Funding I LLC, Series 2015-1A, Class A1, 3.75%, 4/20/45 (144A)	99,798
	100,000(d)	Towd Point Mortgage Trust, Series 2017-1, Class B2, 4.007%, 10/25/56 (144A)	100,278
	70,000(d)	Towd Point Mortgage Trust, Series 2017-2, Class M2, 3.75%, 4/25/57 (144A)	71,637
	80,000(d)	Towd Point Mortgage Trust, Series 2017-3, Class M2, 3.75%, 7/25/57 (144A)	81,652
	190,000(d)	Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.0%, 6/25/57 (144A)	188,555
	165,000(d)	Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.0%, 10/25/57 (144A)	166,870
	155,000(d)	Towd Point Mortgage Trust, Series 2017-6, Class M1, 3.25%, 10/25/57 (144A)	158,726
	50,000(d)	Towd Point Mortgage Trust, Series 2018-2, Class A2, 3.5%, 3/25/58 (144A)	51,231
	130,000(d)	Towd Point Mortgage Trust, Series 2018-3, Class A2, 3.875%, 5/25/58 (144A)	138,531
	133,971(d)	Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.0%, 6/25/58 (144A)	137,320
	100,000(d)	Towd Point Mortgage Trust, Series 2019-3, Class M1, 4.25%, 2/25/59 (144A)	106,959
		TOTAL ASSET BACKED SECURITIES
		(Cost $2,239,145)	$2,305,293
		COLLATERALIZED MORTGAGE OBLIGATIONS - 21.8% of Net Assets
	85,000(d)	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT5, Class B1, 4.0%, 5/28/69 (144A)	$89,715
	40,000(d)	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class B1, 4.0%, 6/28/57 (144A)	41,551
	25,000(d)	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class B2, 4.5%, 6/28/57 (144A)	26,778
	40,000	Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944%, 7/15/51	44,609
	125,000	Benchmark Mortgage Trust, Series 2018-B6, Class A3, 3.995%, 10/10/51	140,067
	100,000(d)	CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class E, 5.671%, 4/10/29 (144A)	101,426
	30,000	CD Mortgage Trust, Series 2018-CD7, Class A3, 4.013%, 8/15/51	33,638
	40,000	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597%, 1/10/48	42,727
	60,255(d)	Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A3, 4.0%, 4/25/49 (144A)	61,381
	87,937(d)	Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A4, 3.5%, 7/25/49 (144A)	89,136
	100,000(e)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 4.378% (1 Month USD LIBOR + 235 bps), 6/15/34 (144A)	100,250
	50,000(d)	CIM Trust, Series 2017-7, Class M2, 4.0%, 4/25/57 (144A)	53,145
	150,000	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A3, 3.744%, 3/10/51	164,835
	19,884(d)	Citigroup Mortgage Loan Trust, Series 2013-J1, Class B4, 3.535%, 10/25/43 (144A)	20,023
	117,187(d)	Citigroup Mortgage Loan Trust, Series 2017-RP2, Class A1, 3.25%, 7/25/67 (144A)	119,383
	92,001(d)	Citigroup Mortgage Loan Trust, Series 2018-RP2, Class A1, 3.5%, 2/25/58 (144A)	94,355
	60,000(d)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M1, 3.25%, 3/25/61 (144A)	61,500
	Principal Amount USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	65,000+(d)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M2, 3.25%, 3/25/61 (144A)	$59,516
	100,000	COMM Mortgage Trust, Series 2012-CR2, Class AM, 3.791%, 8/15/45	103,344
	25,000	COMM Mortgage Trust, Series 2012-CR4, Class AM, 3.251%, 10/15/45	24,971
	100,000(d)	COMM Mortgage Trust, Series 2013-CR11, Class C, 5.286%, 8/10/50 (144A)	106,634
	100,000(d)	COMM Mortgage Trust, Series 2014-CR16, Class C, 5.093%, 4/10/47	107,569
	57,313	COMM Mortgage Trust, Series 2014-UBS3, Class A3, 3.546%, 6/10/47	60,204
	100,000	COMM Mortgage Trust, Series 2015-3BP, Class A, 3.178%, 2/10/35 (144A)	104,625
	100,000(d)	COMM Mortgage Trust, Series 2015-CR24, Class D, 3.463%, 8/10/48	93,780
	50,000(d)	COMM Mortgage Trust, Series 2015-CR25, Class B, 4.695%, 8/10/48	54,192
	75,000(d)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	78,681
	50,000(d)	COMM Mortgage Trust, Series 2015-PC1, Class B, 4.584%, 7/10/50	53,738
	80,000(e)	Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 4.468% (1 Month USD LIBOR + 245 bps), 7/25/31 (144A)	80,695
	100,000(e)	Connecticut Avenue Securities Trust, Series 2019-R02, Class 1B1, 6.168% (1 Month USD LIBOR + 415 bps), 8/25/31 (144A)	107,367
	130,000(e)	Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2, 4.318% (1 Month USD LIBOR + 230 bps), 8/25/31 (144A)	130,667
	30,000(e)	Connecticut Avenue Securities Trust, Series 2019-R04, Class 2B1, 7.268% (1 Month USD LIBOR + 525 bps), 6/25/39 (144A)	32,734
	100,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 4.417%, 4/15/50	105,706
	50,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class B, 4.483%, 11/15/48	53,894
	50,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.733%, 11/15/48	49,610
	25,000	CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5, 3.09%, 1/15/49	26,064
	19,731(d)	CSMC Trust, Series 2013-IVR1, Class B4, 3.468%, 3/25/43 (144A)	19,506
	20,545(d)	CSMC Trust, Series 2013-IVR4, Class B4, 3.486%, 7/25/43 (144A)	20,667
	28,597(d)	CSMC Trust, Series 2014-OAK1, Class B4, 3.733%, 11/25/44 (144A)	28,962
	44,860(d)	CSMC Trust, Series 2015-1, Class B4, 3.939%, 1/25/45 (144A)	47,439
	145,684(d)	CSMC Trust, Series 2019-RPL1, Class A1A, 3.65%, 7/25/58 (144A)	150,167
	150,000(e)	Eagle Re, Ltd., Series 2019-1, Class B1, 6.518% (1 Month USD LIBOR + 450 bps), 4/25/29 (144A)	149,393
	74,903(d)	EverBank Mortgage Loan Trust, Series 2013-1, Class A2, 2.5%, 3/25/43 (144A)	72,805
	44,940(e)	Fannie Mae Connecticut Avenue Securities, Series 2018-C01, Class 1M1, 2.618% (1 Month USD LIBOR + 60 bps), 7/25/30	44,922
	83,015(e)	Fannie Mae Connecticut Avenue Securities, Series 2018-C05, Class 1M1, 2.738% (1 Month USD LIBOR + 72 bps), 1/25/31	83,047
	130,000(e)	Fannie Mae Connecticut Avenue Securities, Series 2018-C06, Class 1M2, 4.018% (1 Month USD LIBOR + 200 bps), 3/25/31	130,473
	184,951(e)(f)	Federal Home Loan Mortgage Corp. REMICS, Series 4087, Class SB, 4.003% (1 Month USD LIBOR + 603 bps), 7/15/42	34,862
	103,570(e)(f)	Federal Home Loan Mortgage Corp. REMICS, Series 4091, Class SH, 4.523% (1 Month USD LIBOR + 655 bps), 8/15/42	21,813
	4,867	Federal National Mortgage Association REMICS, Series 2009-36, Class HX, 4.5%, 6/25/29	5,079
	90,391(e)(f)	Federal National Mortgage Association REMICS, Series 2012-14, Class SP, 4.532% (1 Month USD LIBOR + 655 bps), 8/25/41	11,444
	107,963(e)(f)	Federal National Mortgage Association REMICS, Series 2018-43, Class SM, 4.182% (1 Month USD LIBOR + 620 bps), 6/25/48	14,276
	128,427(e)(f)	Federal National Mortgage Association REMICS, Series 2019-33, Class S, 4.032% (1 Month USD LIBOR + 605 bps), 7/25/49	15,209
	99,239(e)(f)	Federal National Mortgage Association REMICS, Series 2019-41, Class PS, 4.032% (1 Month USD LIBOR + 605 bps), 8/25/49	11,824
	99,047(e)(f)	Federal National Mortgage Association REMICS, Series 2019-41, Class SM, 4.032% (1 Month USD LIBOR + 605 bps), 8/25/49	13,744
	87,837	Finance of America Structured Securities Trust, Series 2018-A, Class JR2, 2.0%, 12/26/68	92,119
	92,239(d)	Flagstar Mortgage Trust, Series 2018-1, Class A13, 3.5%, 3/25/48 (144A)	93,173
	118,497	Flagstar Mortgage Trust, Series 2018-2, Class A6, 3.5%, 4/25/48	119,586
	155,911(d)	Flagstar Mortgage Trust, Series 2018-2, Class A14, 3.5%, 4/25/48 (144A)	156,609
	107,549(d)	Flagstar Mortgage Trust, Series 2018-3INV, Class B3, 4.513%, 5/25/48 (144A)	114,687
	150,000(e)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class B1, 6.268% (1 Month USD LIBOR + 425 bps), 10/25/48 (144A)	161,598
	100,000(e)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M2, 4.318% (1 Month USD LIBOR + 230 bps), 10/25/48 (144A)	101,138
	100,000(e)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class M2, 4.368% (1 Month USD LIBOR + 235 bps), 2/25/49 (144A)	100,755
	60,000(e)	Freddie Mac Stacr Trust, Series 2019-HRP1, Class B1, 6.068% (1 Month USD LIBOR + 405 bps), 2/25/49 (144A)	62,091
	100,000(d)	FREMF Mortgage Trust, Series 2016-K52, Class B, 4.058%, 1/25/49 (144A)	105,744
	30,000(d)	FREMF Mortgage Trust, Series 2017-K66, Class B, 4.173%, 7/25/27 (144A)	32,148
	99,834(d)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.6%, 10/25/27 (144A)	94,451
	32,549	Government National Mortgage Association, Series 2009-83, Class EB, 4.5%, 9/20/39	35,708
	12,733	Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41	12,870
	60,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/48	63,320
	Principal Amount USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	133,457(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ2, Class A4, 4.0%, 11/25/49 (144A)	$135,657
	141,261(d)	GS Mortgage-Backed Securities Trust, Series 2019-SL1, Class A1, 2.625%, 1/25/59 (144A)	140,352
	100,000(e)	Home Partners of America Trust, Series 2017-1, Class D, 3.925% (1 Month USD LIBOR + 190 bps), 7/17/34 (144A)	100,072
	85,646(e)	Home Partners of America Trust, Series 2018-1, Class A, 2.925% (1 Month USD LIBOR + 90 bps), 7/17/37 (144A)	85,385
	100,000(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class B, 3.977%, 10/15/45 (144A)	103,588
	50,000(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class C, 4.894%, 1/15/49	54,497
	50,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class BFX, 4.549%, 7/5/33 (144A)	53,592
	25,441(d)	JP Morgan Mortgage Trust, Series 2014-1, Class B4, 3.737%, 1/25/44 (144A)	26,091
	21,200(d)	JP Morgan Mortgage Trust, Series 2014-1, Class B5, 3.737%, 1/25/44 (144A)	21,048
	68,584(d)	JP Morgan Mortgage Trust, Series 2017-4, Class A6, 3.0%, 11/25/48 (144A)	68,841
	101,411(d)	JP Morgan Mortgage Trust, Series 2017-4, Class A13, 3.5%, 11/25/48 (144A)	102,608
	103,913(d)	JP Morgan Mortgage Trust, Series 2018-LTV1, Class A3, 4.5%, 4/25/49 (144A)	106,856
	150,000(d)	JP Morgan Mortgage Trust, Series 2019-7, Class A15, 3.5%, 2/25/50 (144A)	151,840
	133,096(d)	JP Morgan Mortgage Trust, Series 2019-INV1, Class A3, 4.0%, 10/25/49 (144A)	136,390
	150,000(d)	JP Morgan Mortgage Trust, Series 2019-INV2, Class A3, 3.5%, 2/25/50 (144A)	151,605
	67,195(d)	JP Morgan Mortgage Trust, Series 2019-LTV1, Class A3, 4.0%, 6/25/49 (144A)	68,490
	67,195(d)	JP Morgan Mortgage Trust, Series 2019-LTV1, Class A15, 4.0%, 6/25/49 (144A)	68,940
	19,943(e)	La Hipotecaria Panamanian Mortgage Trust, Series 2007-1GA, Class A, 4.5% (Panamanian Mortgage Reference Rate + 125 bps), 12/23/36 (144A)	20,068
	97,382(d)	Mello Mortgage Capital Acceptance, Series 2018-MTG1, Class A9, 3.5%, 3/25/48 (144A)	102,892
	60,000(d)	Mill City Mortgage Loan Trust, Series 2017-2, Class M1, 3.25%, 7/25/59 (144A)	61,137
	65,000(d)	Mill City Mortgage Loan Trust, Series 2017-2, Class M3, 3.25%, 7/25/59 (144A)	66,093
	94,195(d)	Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.25%, 10/25/69 (144A)	96,456
	149,751(d)	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.5%, 10/25/69 (144A)	155,212
	159,735(d)	Mill City Mortgage Loan Trust, Series 2019-1, Class M3, 3.5%, 10/25/69 (144A)	158,384
	15,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.0%, 3/15/49 (144A)	13,912
	100,000	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.418%, 7/11/40 (144A)	114,174
	59,462(d)	New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.5%, 12/25/57 (144A)	61,734
	97,363(d)	New Residential Mortgage Loan Trust, Series 2019-RPL2, Class A1, 3.25%, 2/25/59 (144A)	99,011
	100,000	Progress Residential Trust, Series 2017-SFR1, Class E, 4.261%, 8/17/34 (144A)	102,618
	100,000(d)	Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.651%, 2/25/52 (144A)	90,983
	47,032	Seasoned Credit Risk Transfer Trust, Series 2018-4, Class HT, 3.0%, 3/25/58	47,843
	35,351(d)	Sequoia Mortgage Trust, Series 2012-6, Class A1, 2.5%, 12/25/42	34,494
	30,247(d)	Sequoia Mortgage Trust, Series 2013-4, Class A2, 2.5%, 4/25/43	29,893
	176,578(d)	Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.0%, 5/25/43 (144A)	178,491
	60,423(d)	Sequoia Mortgage Trust, Series 2013-6, Class A1, 2.5%, 5/25/43	60,271
	47,856(d)	Sequoia Mortgage Trust, Series 2013-6, Class B3, 3.522%, 5/25/43	48,767
	37,911(d)	Sequoia Mortgage Trust, Series 2013-7, Class A1, 2.5%, 6/25/43	37,377
	71,083(d)	Sequoia Mortgage Trust, Series 2013-7, Class A2, 3.0%, 6/25/43	71,721
	122,118(d)	Sequoia Mortgage Trust, Series 2013-10, Class A1, 3.5%, 8/25/43 (144A)	123,770
	150,000(d)	Sequoia Mortgage Trust, Series 2019-CH3, Class A1, 4.0%, 9/25/49 (144A)	153,207
	73,212(d)	Sutherland Commercial Mortgage Loans, Series 2018-SBC7, Class A, 4.72%, 5/25/39 (144A)	73,966
	75,000(d)	Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.0%, 3/25/54 (144A)	78,683
	100,000(d)	Towd Point Mortgage Trust, Series 2015-4, Class A2, 3.75%, 4/25/55 (144A)	102,295
	60,000(d)	Towd Point Mortgage Trust, Series 2015-5, Class M1, 3.5%, 5/25/55 (144A)	61,260
	70,000(d)	Towd Point Mortgage Trust, Series 2015-6, Class M1, 3.75%, 4/25/55 (144A)	74,083
	55,000(d)	Towd Point Mortgage Trust, Series 2016-1, Class M1, 3.5%, 2/25/55 (144A)	56,187
	100,000(d)	Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.5%, 10/25/56 (144A)	103,579
	105,000(d)	Towd Point Mortgage Trust, Series 2017-1, Class M1, 3.75%, 10/25/56 (144A)	109,235
	115,000(d)	Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.25%, 4/25/57 (144A)	115,382
	1,000,000(d)(f)	UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.444%, 3/15/51	29,329
	920	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A2, 2.819%, 8/15/50	920
	100,000(d)	Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A17, 3.5%, 10/25/49 (144A)	101,102
	53,817(d)	WinWater Mortgage Loan Trust, Series 2015-4, Class B4, 3.764%, 6/20/45 (144A)	55,404
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $9,176,176)	$9,405,924
		CONVERTIBLE CORPORATE BONDS - 0.5% of Net Assets
		Biotechnology - 0.4%
	16,000	Alder Biopharmaceuticals, Inc., 2.5%, 2/1/25	$17,710
	54,000	Insmed, Inc., 1.75%, 1/15/25	45,011
	Principal Amount USD ($)		Value
		Biotechnology - (continued)
	55,000	Medicines Co., 2.75%, 7/15/23	$66,275
		Total Biotechnology	$128,996
		Healthcare-Products - 0.0%†
	24,000	Wright Medical Group, Inc., 1.625%, 6/15/23	$22,884
		Total Healthcare-Products	$22,884
		Pharmaceuticals - 0.1%
	19,000	Jazz Investments I, Ltd., 1.5%, 8/15/24	$18,359
	28,000	Teva Pharmaceutical Finance Co. LLC, 0.25%, 2/1/26	25,352
		Total Pharmaceuticals	$43,711
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $173,226)	$195,591
		CORPORATE BONDS - 28.2% of Net Assets
		Agriculture - 0.7%
EUR	155,000	Altria Group, Inc., 3.125%, 6/15/31	$189,510
	125,000	Reynolds American, Inc., 4.45%, 6/12/25	133,319
		Total Agriculture	$322,829
		Airlines - 0.4%
	28,873	Air Canada 2013-1 Class B Pass Through Trust, 5.375%, 5/15/21 (144A)	$29,684
	70,197	Guanay Finance, Ltd., 6.0%, 12/15/20 (144A)	70,900
	79,620	Latam Airlines 2015-1 Pass Through Trust A, 4.2%, 11/15/27	81,435
		Total Airlines	$182,019
		Auto Manufacturers - 0.8%
	135,000	Ford Motor Co., 4.346%, 12/8/26	$135,359
	130,000	General Motors Co., 6.6%, 4/1/36	148,946
	65,000	Nissan Motor Acceptance Corp., 3.15%, 3/15/21 (144A)	65,625
		Total Auto Manufacturers	$349,930
		Banks - 5.3%
	200,000(d)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	$207,968
	100,000(d)	Banco Continental SA via Continental Trustees Cayman, Ltd., 7.375% (3 Month USD LIBOR + 680 bps), 10/7/40 (144A)	104,001
	65,000(d)	Banco de Credito del Peru, 6.875% (3 Month USD LIBOR + 771 bps), 9/16/26 (144A)	69,469
ARS	1,000,000(e)	Banco de la Ciudad de Buenos Aires, 63.51% (BADLARPP + 399 bps), 12/5/22	4,300
	200,000	Barclays Plc, 4.375%, 1/12/26	211,082
	210,000(b)(d)	BNP Paribas SA, 6.625% (5 Year USD Swap Rate + 415 bps) (144A)	221,287
	35,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	32,113
	60,000(d)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	65,495
	200,000	Intesa Sanpaolo S.p.A., 4.7%, 9/23/49 (144A)	202,472
	195,000(b)(d)	JPMorgan Chase & Co., 5.0% (SOFRRATE + 338 bps)	199,362
	200,000	Lloyds Banking Group Plc, 4.65%, 3/24/26	210,665
	200,000	QNB Finansbank AS, 4.875%, 5/19/22 (144A)	198,953
	200,000(b)(d)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	214,170
EUR	82,600(b)	Stichting AK Rabobank Certificaten, 6.5%	113,053
	200,000(b)(d)	UBS Group Funding Switzerland AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)	212,400
		Total Banks	$2,266,790
		Beverages - 0.8%
	150,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	$196,307
	100,000	Bacardi, Ltd., 5.3%, 5/15/48 (144A)	114,564
		Total Beverages	$310,871
		Biotechnology - 0.1%
	50,000	Biogen, Inc., 5.2%, 9/15/45	$59,278
		Total Biotechnology	$59,278
		Building Materials - 0.2%
	30,000	Owens Corning, 4.2%, 12/1/24	$31,580
	60,000	Standard Industries, Inc., 5.375%, 11/15/24 (144A)	61,800
		Total Building Materials	$93,380
		Chemicals - 0.8%
	26,000	CF Industries, Inc., 4.95%, 6/1/43	$25,480
	73,000	CF Industries, Inc., 5.375%, 3/15/44	73,513
	32,000	Dow Chemical Co., 4.8%, 5/15/49 (144A)	35,367
EUR	100,000	INEOS Finance Plc, 2.875%, 5/1/26 (144A)	107,649
	19,000	NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)	19,332
	62,000	Olin Corp., 5.625%, 8/1/29	64,499
		Total Chemicals	$325,840
		Commercial Services - 0.5%
	35,000	Brink's Co., 4.625%, 10/15/27 (144A)	$35,197
	35,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	36,446
	35,000	United Rentals North America, Inc., 4.875%, 1/15/28	36,400
	61,000	Verisk Analytics, Inc., 5.5%, 6/15/45	75,592
		Total Commercial Services	$183,635
		Distribution & Wholesale - 0.0%†
	15,000	Performance Food Group, Inc., 5.5%, 10/15/27 (144A)	$15,788
		Total Distribution & Wholesale	$15,788
		Diversified Financial Services - 0.4%
	71,000	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	$71,141
	39,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/23 (144A)	40,657
	Principal Amount USD ($)		Value
		Diversified Financial Services - (continued)
	40,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 6/1/22	$40,000
		Total Diversified Financial Services	$151,798
		Electric - 1.7%
	200,000(b)(d)	Duke Energy Corp., 4.875% (5 Year CMT Index + 339 bps)	$205,000
	100,000(b)(d)	Electricite de France SA, 5.25% (10 Year USD Swap Rate + 371 bps) (144A)	102,375
	65,000	Iberdrola International BV, 6.75%, 7/15/36	89,955
	47,000	New York State Electric & Gas Corp., 3.3%, 9/15/49 (144A)	46,561
	17,000	NextEra Energy Operating Partners LP, 4.5%, 9/15/27 (144A)	17,382
	95,000	Sempra Energy, 3.4%, 2/1/28	98,131
	65,000	Southern California Edison Co., 4.875%, 3/1/49	78,057
	72,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	75,820
		Total Electric	$713,281
		Electrical Components & Equipments - 0.3%
EUR	100,000	Belden, Inc., 2.875%, 9/15/25 (144A)	$111,203
		Total Electrical Components & Equipments	$111,203
		Electronics - 0.6%
	55,000	Amphenol Corp., 4.35%, 6/1/29	$60,991
	25,000	Flex, Ltd., 4.75%, 6/15/25	26,924
	80,000	Flex, Ltd., 4.875%, 6/15/29	83,979
	100,000	Flex, Ltd., 5.0%, 2/15/23	106,501
		Total Electronics	$278,395
		Energy-Alternate Sources - 0.2%
	55,201	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$64,267
		Total Energy-Alternate Sources	$64,267
		Entertainment - 0.1%
	31,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	$32,886
	20,000	Scientific Games International, Inc., 10.0%, 12/1/22	20,800
		Total Entertainment	$53,686
		Food - 1.1%
	119,000	C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	$120,339
	50,000	JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	55,375
	39,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/30 (144A)	41,339
	200,000	Minerva Luxembourg SA, 5.875%, 1/19/28 (144A)	200,440
	25,000	Smithfield Foods, Inc., 2.65%, 10/3/21 (144A)	24,761
	30,000	Smithfield Foods, Inc., 2.7%, 1/31/20 (144A)	29,982
		Total Food	$472,236
		Forest Products & Paper - 0.2%
	70,000	International Paper Co., 4.8%, 6/15/44	$75,739
	16,000	International Paper Co., 6.0%, 11/15/41	19,526
		Total Forest Products & Paper	$95,265
		Healthcare-Products - 0.7%
	71,000(e)	Becton Dickinson & Co., 2.979% (3 Month USD LIBOR + 88 bps), 12/29/20	$71,024
EUR	100,000	DH Europe Finance II S.a.r.l., 1.8%, 9/18/49	111,806
	75,000	Fresenius US Finance II, Inc., 4.5%, 1/15/23 (144A)	78,576
		Total Healthcare-Products	$261,406
		Healthcare-Services - 0.6%
	43,000	BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/27 (144A)	$41,495
	14,000	HCA, Inc., 5.625%, 9/1/28	15,600
	10,000	HCA, Inc., 5.875%, 2/1/29	11,232
	50,000	MEDNAX, Inc., 5.25%, 12/1/23 (144A)	50,825
	50,000	NYU Langone Hospitals, 4.428%, 7/1/42	59,002
	35,000	Tenet Healthcare Corp., 4.875%, 1/1/26 (144A)	35,919
	30,000	Tenet Healthcare Corp., 5.125%, 11/1/27 (144A)	31,001
		Total Healthcare-Services	$245,074
		Home Builders - 0.5%
	40,000	DR Horton, Inc., 5.75%, 8/15/23	$44,421
	9,000	KB Home, 6.875%, 6/15/27	10,125
	65,000	KB Home, 7.5%, 9/15/22	72,962
	36,000	Lennar Corp., 4.75%, 11/29/27	38,610
	19,000	Meritage Homes Corp., 6.0%, 6/1/25	20,995
	15,000	Meritage Homes Corp., 7.0%, 4/1/22	16,388
	20,000	Toll Brothers Finance Corp., 4.875%, 11/15/25	21,400
		Total Home Builders	$224,901
		Insurance - 1.1%
	85,000	AXA SA, 8.6%, 12/15/30	$122,825
	6,000	CNO Financial Group, Inc., 5.25%, 5/30/25	6,449
	21,000	CNO Financial Group, Inc., 5.25%, 5/30/29	22,995
	55,000	Delphi Financial Group, Inc., 7.875%, 1/31/20	55,956
	60,000(d)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	69,134
	120,000(d)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	125,430
	20,000	Protective Life Corp., 4.3%, 9/30/28 (144A)	21,854
	18,000	Willis North America, Inc., 2.95%, 9/15/29	17,716
		Total Insurance	$442,359
		Internet - 0.4%
	102,000	Expedia Group, Inc., 3.25%, 2/15/30 (144A)	$101,709
	Principal Amount USD ($)		Value
		Internet - (continued)
	100,000	Expedia Group, Inc., 3.8%, 2/15/28	$104,657
		Total Internet	$206,366
		Leisure Time - 0.2%
	94,000	VOC Escrow, Ltd., 5.0%, 2/15/28 (144A)	$97,064
		Total Leisure Time	$97,064
		Media - 0.6%
	200,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	$211,478
	22,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	22,825
	10,000	Sirius XM Radio, Inc., 5.5%, 7/1/29 (144A)	10,675
		Total Media	$244,978
		Mining - 0.6%
	200,000	Anglo American Capital Plc, 4.5%, 3/15/28 (144A)	$212,325
	50,000	Freeport-McMoRan, Inc., 5.45%, 3/15/43	45,050
		Total Mining	$257,375
		Miscellaneous Manufacturers - 0.0%†
	14,000	Amsted Industries, Inc., 5.625%, 7/1/27 (144A)	$14,770
		Total Miscellaneous Manufacturers	$14,770
		Multi-National - 0.7%
	200,000	African Export-Import Bank, 3.994%, 9/21/29 (144A)	$200,000
INR	2,060,000	Asian Development Bank, 6.2%, 10/6/26	28,373
IDR	980,000,000	Inter-American Development Bank, 7.875%, 3/14/23	71,486
		Total Multi-National	$299,859
		Oil & Gas - 2.7%
	50,000	Apache Corp., 4.25%, 1/15/30	$50,831
	95,000	Apache Corp., 4.375%, 10/15/28	97,287
	204,000	EQT Corp., 3.9%, 10/1/27	176,833
	200,000	Gazprom OAO Via Gaz Capital SA, 4.95%, 7/19/22 (144A)	211,500
	65,000	Marathon Petroleum Corp., 5.375%, 10/1/22	65,814
	25,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	25,500
	75,000	Newfield Exploration Co., 5.625%, 7/1/24	82,735
	95,000	Noble Energy, Inc., 5.25%, 11/15/43	105,812
	35,000	Nostrum Oil & Gas Finance BV, 8.0%, 7/25/22 (144A)	17,780
	57,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	53,153
	27,000	Occidental Petroleum Corp., 3.2%, 8/15/26	27,242
	6,000	Occidental Petroleum Corp., 4.4%, 8/15/49	6,167
	33,000	Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/25 (144A)	33,485
	79,000	Valero Energy Corp., 6.625%, 6/15/37	102,223
	60,000	Whiting Petroleum Corp., 5.75%, 3/15/21	57,302
	10,000	Whiting Petroleum Corp., 6.625%, 1/15/26	6,750
	33,000	WPX Energy, Inc., 5.25%, 9/15/24	33,578
	30,000	YPF SA, 6.95%, 7/21/27 (144A)	22,904
ARS	175,000	YPF SA, 16.5%, 5/9/22 (144A)	1,215
		Total Oil & Gas	$1,178,111
		Oil & Gas Services - 0.0%†
	18,000	USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27 (144A)	$18,585
		Total Oil & Gas Services	$18,585
		Pharmaceuticals - 1.3%
	115,000	AbbVie, Inc., 4.875%, 11/14/48	$126,872
EUR	105,000	Bausch Health Cos., Inc., 4.5%, 5/15/23 (144A)	115,587
	15,000	Bausch Health Cos., Inc., 5.75%, 8/15/27 (144A)	16,212
	55,000	Cigna Corp., 4.375%, 10/15/28	60,097
	33,526	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	38,278
	57,777	CVS Pass-Through Trust, 6.036%, 12/10/28	64,993
	18,443	CVS Pass-Through Trust, 8.353%, 7/10/31 (144A)	23,620
	31,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)	28,404
	117,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	81,888
		Total Pharmaceuticals	$555,951
		Pipelines - 3.0%
	63,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (144A)	$63,334
	15,000	Cheniere Energy Partners LP, 4.5%, 10/1/29 (144A)	15,356
	40,000	Cheniere Energy Partners LP, 5.25%, 10/1/25	41,500
	16,000	DCP Midstream Operating LP, 5.6%, 4/1/44	14,960
	70,000	Enable Midstream Partners LP, 4.4%, 3/15/27	70,144
	122,000	Enable Midstream Partners LP, 4.95%, 5/15/28	126,707
	56,000	Energy Transfer Operating LP, 5.5%, 6/1/27	63,353
	30,000	Energy Transfer Operating LP, 5.875%, 1/15/24	33,350
	35,000	Energy Transfer Operating LP, 6.0%, 6/15/48	41,351
	10,000	Energy Transfer Operating LP, 6.125%, 12/15/45	11,732
	21,000	Energy Transfer Operating LP, 6.5%, 2/1/42	25,189
	4,000	EnLink Midstream LLC, 5.375%, 6/1/29	3,820
	9,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	7,200
	135,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	110,025
	10,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	8,175
	100,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.75%, 8/1/22	101,460
	95,000	Kinder Morgan, Inc., 5.05%, 2/15/46	105,361
	38,000	Midwest Connector Capital Co. LLC, 4.625%, 4/1/29 (144A)	41,746
	Principal Amount USD ($)		Value
		Pipelines - (continued)
	125,000	Phillips 66 Partners LP, 3.75%, 3/1/28	$129,991
	38,000	Sunoco Logistics Partners Operations LP, 5.4%, 10/1/47	41,462
	19,000	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	21,690
	52,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.0%, 1/15/28	52,588
	65,000	Williams Cos., Inc., 5.75%, 6/24/44	75,010
	95,000	Williams Cos., Inc., 7.5%, 1/15/31	124,816
		Total Pipelines	$1,330,320
		REITs - 1.3%
	25,000	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27	$26,766
	25,000	Duke Realty LP, 3.25%, 6/30/26	25,875
	40,000	GLP Capital LP/GLP Financing II, Inc., 4.0%, 1/15/30	40,199
	55,000	Healthcare Trust of America Holdings LP, 3.75%, 7/1/27	57,578
	70,000	Highwoods Realty LP, 3.625%, 1/15/23	72,467
	45,000	Highwoods Realty LP, 4.125%, 3/15/28	47,931
	35,000	iStar, Inc., 4.75%, 10/1/24	35,615
	47,000	MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	48,410
	150,000	SBA Tower Trust, 3.869%, 10/8/24 (144A)	156,180
	66,000	UDR, Inc., 4.0%, 10/1/25	71,365
		Total REITs	$582,386
		Telecommunications - 0.3%
	55,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	$55,498
	13,000	Millicom International Cellular SA, 6.25%, 3/25/29 (144A)	14,197
	37,000	Sprint Corp., 7.25%, 9/15/21	39,483
	40,000	Windstream Services LLC/Windstream Finance Corp., 8.625%, 10/31/25 (144A)	40,700
		Total Telecommunications	$149,878
		TOTAL CORPORATE BONDS
		(Cost $11,614,283)	$12,159,874
		FOREIGN GOVERNMENT BONDS - 3.1% of Net Assets
		Argentina - 0.6%
	150,000	Argentine Republic Government International Bond, 6.625%, 7/6/28	$62,250
	250,000	Ciudad Autonoma De Buenos Aires, 7.5%, 6/1/27 (144A)	180,377
		Total Argentina	$242,627
		Egypt - 0.8%
EGP	1,754,000	Egypt Government Bond, 15.7%, 11/7/27	$115,167
EGP	1,110,000	Egypt Government Bond, 16.1%, 5/7/29	74,019
EGP	2,075,000(g)	Egypt Treasury Bills, 2/4/20	120,961
EGP	975,000(g)	Egypt Treasury Bills, 3/3/20	56,186
		Total Egypt	$366,333
		Indonesia - 0.3%
IDR	1,784,000,000	Indonesia Treasury Bond, 6.125%, 5/15/28	$116,302
		Total Indonesia	$116,302
		Mexico - 0.8%
MXN	550,000	Mexican Bonos, 6.5%, 6/9/22	$27,724
MXN	520,000	Mexican Bonos, 7.5%, 6/3/27	27,358
MXN	3,926,200	Mexican Bonos, 8.0%, 12/7/23	208,308
MXN	1,405,035	Mexican Udibonos, 2.0%, 6/9/22	68,611
		Total Mexico	$332,001
		Norway - 0.2%
NOK	750,000	Norway Government Bond, 2.0%, 5/24/23 (144A)	$84,465
		Total Norway	$84,465
		Uruguay - 0.4%
UYU	2,769,000	Uruguay Government International Bond, 8.5%, 3/15/28 (144A)	$64,618
UYU	4,429,000	Uruguay Government International Bond, 9.875%, 6/20/22 (144A)	118,334
		Total Uruguay	$182,952
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $1,621,535)	$1,324,680
	Face Amount USD ($)		Value
		INSURANCE-LINKED SECURITIES - 0.1% of Net Assets(h)
		Reinsurance Sidecars - 0.1%
		Multiperil - Worldwide - 0.1%
	40,000+(a)(i)	Lorenz Re 2018, 7/1/21	$8,396
	20,578+(a)(i)	Lorenz Re 2019, 6/30/22	21,899
		Total Reinsurance Sidecars	$30,295
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $40,000)	$30,295
	Principal Amount USD ($)		Value
		MUNICIPAL BONDS - 0.3% of Net Assets(j)
		Municipal General Obligation - 0.1%
	100,000(k)(l)	Commonwealth of Puerto Rico, Series A, 8.0%, 7/1/35	$59,625
		Total Municipal General Obligation	$59,625
		Municipal Higher Education - 0.1%
	10,000	Amherst College, 3.794%, 11/1/42	$10,992
	Principal Amount USD ($)		Value
		Municipal Higher Education - (continued)
	20,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/40	$29,191
		Total Municipal Higher Education	$40,183
		Municipal Transportation - 0.1%
	15,000	Port Authority of New York & New Jersey, Consolidated-174TH, 4.458%, 10/1/62	$19,042
		Total Municipal Transportation	$19,042
		TOTAL MUNICIPAL BONDS
		(Cost $118,761)	$118,850
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 3.0% of Net Assets*(e)
		Automobile - 0.1%
	33,872	Navistar, Inc., Tranche B Term Loan, 5.53% (LIBOR + 350 bps), 11/6/24	$33,819
		Total Automobile	$33,819
		Broadcasting & Entertainment - 0.2%
	72,386	Sinclair Television Group, Inc., Tranche B Term Loan, 4.3% (LIBOR + 225 bps), 1/3/24	$72,725
		Total Broadcasting & Entertainment	$72,725
		Buildings & Real Estate - 0.0%†
	25,128	Builders FirstSource, Inc., Refinancing Term Loan, 5.044% (LIBOR + 300 bps), 2/29/24	$25,220
		Total Buildings & Real Estate	$25,220
		Chemicals, Plastics & Rubber - 0.1%
	48,265	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Term B-3 Dollar Loan, 3.854% (LIBOR + 175 bps), 6/1/24	$48,359
		Total Chemicals, Plastics & Rubber	$48,359
		Diversified & Conglomerate Service - 0.1%
	20,000	DynCorp International, Inc., Term Loan, 8.028% (LIBOR + 600 bps), 8/18/25	$19,600
		Total Diversified & Conglomerate Service	$19,600
		Electronics - 0.1%
	7,153	Rovi Solutions Corp./Rovi Guides, Inc., Term B Loan, 4.55% (LIBOR + 250 bps), 7/2/21	$7,133
	46,211	Verint Systems, Inc., Refinancing Term Loan, 4.147% (LIBOR + 200 bps), 6/28/24	46,471
		Total Electronics	$53,604
		Healthcare & Pharmaceuticals - 0.2%
	71,987	Gentiva Health Services, Inc., First Lien Closing Date Initial Term Loan, 5.813% (LIBOR + 375 bps), 7/2/25	$72,481
		Total Healthcare & Pharmaceuticals	$72,481
		Healthcare, Education & Childcare - 0.5%
	47,813	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 6.544% (LIBOR + 450 bps), 10/24/23	$45,422
	72,401	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 5.854% (LIBOR + 375 bps), 2/21/25	72,419
	82,215	Regionalcare Hospital Partners Holdings, Inc., First Lien Term B Loan, 6.554% (LIBOR + 450 bps), 11/16/25	82,381
		Total Healthcare, Education & Childcare	$200,222
		Hotel, Gaming & Leisure - 0.4%
	80,898	1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 4.294% (LIBOR + 225 bps), 2/16/24	$81,260
	110,975	MGM Growth Properties Operating Partnership LP, Term B Loan, 4.044% (LIBOR + 200 bps), 3/21/25	111,374
		Total Hotel, Gaming & Leisure	$192,634
		Insurance - 0.8%
	146,170	Confie Seguros Holding II Co., Term B Loan, 6.794% (LIBOR + 475 bps), 4/19/22	$139,410
	96,278	Integro Parent, Inc., First Lien Initial Term Loan, 7.844% (LIBOR + 575 bps), 10/31/22	93,631
	98,000	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 5.104% (LIBOR + 300 bps), 5/16/24	96,448
		Total Insurance	$329,489
		Leisure & Entertainment - 0.0%†
	27,001	Fitness International LLC, Term B Loan, 5.294% (LIBOR + 325 bps), 4/18/25	$27,085
		Total Leisure & Entertainment	$27,085
		Personal, Food & Miscellaneous Services - 0.2%
	102,305	Revlon Consumer Products Corp., Initial Term B Loan, 5.624% (LIBOR + 350 bps), 9/7/23	$78,743
		Total Personal, Food & Miscellaneous Services	$78,743
		Retail - 0.0%†
	14,963	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 6.623% (LIBOR + 450 bps), 9/12/24	$14,813
		Total Retail	$14,813
		Telecommunications - 0.3%
	117,831	Virgin Media Bristol LLC, Facility K, 4.528% (LIBOR + 250 bps), 1/15/26	$117,997
		Total Telecommunications	$117,997
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $1,311,631)	$1,286,791
		SUPRANATIONAL BOND - 0.2% of Net Assets
IDR	1,450,700,000	International Bank for Reconstruction & Development, 7.45%, 8/20/21	$103,138
		TOTAL SUPRANATIONAL BOND
		(Cost $103,533)	$103,138
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 31.1% of Net Assets
	28,332	Fannie Mae, 3.0%, 10/1/30	$29,158
	3,005	Fannie Mae, 3.0%, 2/1/43	3,096
	88,711	Fannie Mae, 3.0%, 5/1/43	91,412
	1,863	Fannie Mae, 3.0%, 5/1/46	1,919
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	16,994	Fannie Mae, 3.0%, 5/1/46	$17,491
	48,192	Fannie Mae, 3.0%, 9/1/46	49,363
	1,709	Fannie Mae, 3.0%, 10/1/46	1,761
	90,195	Fannie Mae, 3.0%, 10/1/46	92,386
	95,536	Fannie Mae, 3.0%, 11/1/46	97,857
	882	Fannie Mae, 3.0%, 1/1/47	909
	70,275	Fannie Mae, 3.0%, 1/1/47	72,722
	26,303	Fannie Mae, 3.0%, 3/1/47	26,942
	196,088	Fannie Mae, 3.0%, 10/1/47	200,464
	3,785	Fannie Mae, 3.0%, 4/1/48	3,917
	5,558	Fannie Mae, 3.0%, 7/1/49	5,730
	7,307	Fannie Mae, 3.0%, 7/1/49	7,561
	48,165	Fannie Mae, 3.5%, 6/1/42	50,586
	23,254	Fannie Mae, 3.5%, 12/1/42	24,470
	67,051	Fannie Mae, 3.5%, 2/1/44	70,269
	49,098	Fannie Mae, 3.5%, 2/1/45	51,826
	59,472	Fannie Mae, 3.5%, 6/1/45	61,986
	52,999	Fannie Mae, 3.5%, 9/1/45	55,082
	49,271	Fannie Mae, 3.5%, 1/1/46	51,314
	16,801	Fannie Mae, 3.5%, 3/1/46	17,486
	39,964	Fannie Mae, 3.5%, 4/1/46	41,587
	36,406	Fannie Mae, 3.5%, 5/1/46	38,328
	40,623	Fannie Mae, 3.5%, 7/1/46	42,169
	86,521	Fannie Mae, 3.5%, 9/1/46	89,952
	16,981	Fannie Mae, 3.5%, 10/1/46	17,701
	21,774	Fannie Mae, 3.5%, 10/1/46	22,574
	39,618	Fannie Mae, 3.5%, 12/1/46	41,061
	20,646	Fannie Mae, 3.5%, 1/1/47	21,389
	56,245	Fannie Mae, 3.5%, 1/1/47	59,212
	59,411	Fannie Mae, 3.5%, 1/1/47	61,570
	98,533	Fannie Mae, 3.5%, 1/1/47	102,704
	19,763	Fannie Mae, 3.5%, 7/1/47	20,452
	25,724	Fannie Mae, 3.5%, 11/1/47	26,597
	60,730	Fannie Mae, 3.5%, 12/1/47	62,679
	273,692	Fannie Mae, 3.5%, 9/1/49	289,921
	443	Fannie Mae, 4.0%, 12/1/19	461
	54,784	Fannie Mae, 4.0%, 10/1/40	59,094
	8,166	Fannie Mae, 4.0%, 12/1/40	8,809
	6,601	Fannie Mae, 4.0%, 11/1/41	7,051
	10,215	Fannie Mae, 4.0%, 12/1/41	10,911
	10,630	Fannie Mae, 4.0%, 1/1/42	11,355
	27,716	Fannie Mae, 4.0%, 1/1/42	29,610
	56,141	Fannie Mae, 4.0%, 1/1/42	59,968
	21,400	Fannie Mae, 4.0%, 2/1/42	22,913
	27,181	Fannie Mae, 4.0%, 4/1/42	29,038
	35,282	Fannie Mae, 4.0%, 5/1/42	37,691
	173,429	Fannie Mae, 4.0%, 8/1/42	185,271
	30,019	Fannie Mae, 4.0%, 11/1/43	32,138
	32,929	Fannie Mae, 4.0%, 11/1/43	34,908
	23,368	Fannie Mae, 4.0%, 7/1/44	24,691
	41,401	Fannie Mae, 4.0%, 8/1/44	43,819
	13,659	Fannie Mae, 4.0%, 10/1/44	14,432
	17,940	Fannie Mae, 4.0%, 10/1/45	18,919
	45,346	Fannie Mae, 4.0%, 12/1/45	47,834
	49,218	Fannie Mae, 4.0%, 6/1/46	51,797
	51,415	Fannie Mae, 4.0%, 7/1/46	54,074
	64,383	Fannie Mae, 4.0%, 7/1/46	67,731
	37,342	Fannie Mae, 4.0%, 8/1/46	39,247
	17,060	Fannie Mae, 4.0%, 11/1/46	17,961
	20,268	Fannie Mae, 4.0%, 11/1/46	21,268
	79,227	Fannie Mae, 4.0%, 1/1/47	83,271
	27,310	Fannie Mae, 4.0%, 4/1/47	28,826
	31,140	Fannie Mae, 4.0%, 4/1/47	32,654
	44,507	Fannie Mae, 4.0%, 4/1/47	46,974
	17,825	Fannie Mae, 4.0%, 6/1/47	18,819
	18,376	Fannie Mae, 4.0%, 6/1/47	19,270
	20,051	Fannie Mae, 4.0%, 6/1/47	21,025
	78,993	Fannie Mae, 4.0%, 6/1/47	82,772
	23,555	Fannie Mae, 4.0%, 7/1/47	24,679
	24,977	Fannie Mae, 4.0%, 7/1/47	26,363
	22,757	Fannie Mae, 4.0%, 8/1/47	23,853
	43,173	Fannie Mae, 4.0%, 8/1/47	45,225
	52,716	Fannie Mae, 4.0%, 12/1/47	55,140
	70,731	Fannie Mae, 4.0%, 4/1/48	73,864
	81,011	Fannie Mae, 4.0%, 8/1/48	84,454
	7,967	Fannie Mae, 4.0%, 9/1/49	8,292
	203,339	Fannie Mae, 4.5%, 8/1/40	220,011
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	60,207	Fannie Mae, 4.5%, 11/1/40	$65,055
	30,510	Fannie Mae, 4.5%, 5/1/41	33,267
	20,594	Fannie Mae, 4.5%, 12/1/41	21,682
	26,243	Fannie Mae, 4.5%, 2/1/44	28,210
	26,980	Fannie Mae, 4.5%, 2/1/44	29,035
	81,654	Fannie Mae, 4.5%, 6/1/44	88,474
	40,281	Fannie Mae, 4.5%, 5/1/46	42,988
	280,476	Fannie Mae, 4.5%, 1/1/49	295,438
	28,089	Fannie Mae, 5.0%, 4/1/30	30,083
	23,338	Fannie Mae, 5.0%, 1/1/39	25,706
	6,035	Fannie Mae, 5.0%, 6/1/40	6,669
	139	Fannie Mae, 6.0%, 3/1/32	160
	28,263	Federal Home Loan Mortgage Corp., 3.0%, 10/1/29	29,041
	70,643	Federal Home Loan Mortgage Corp., 3.0%, 11/1/42	72,836
	13,651	Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	14,070
	57,052	Federal Home Loan Mortgage Corp., 3.0%, 6/1/46	58,718
	40,182	Federal Home Loan Mortgage Corp., 3.0%, 9/1/46	41,181
	2,811	Federal Home Loan Mortgage Corp., 3.0%, 10/1/46	2,911
	20,004	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	20,489
	44,939	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	46,334
	59,358	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	60,833
	1,728	Federal Home Loan Mortgage Corp., 3.0%, 11/1/47	1,783
	21,311	Federal Home Loan Mortgage Corp., 3.5%, 10/1/40	22,393
	11,622	Federal Home Loan Mortgage Corp., 3.5%, 10/1/42	12,214
	64,487	Federal Home Loan Mortgage Corp., 3.5%, 6/1/45	67,929
	60,277	Federal Home Loan Mortgage Corp., 3.5%, 11/1/45	62,853
	37,071	Federal Home Loan Mortgage Corp., 3.5%, 3/1/46	38,568
	59,598	Federal Home Loan Mortgage Corp., 3.5%, 5/1/46	61,936
	55,365	Federal Home Loan Mortgage Corp., 3.5%, 7/1/46	58,534
	102,842	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	108,034
	35,202	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	36,533
	96,388	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	101,532
	21,660	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	22,409
	22,793	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	23,561
	81,953	Federal Home Loan Mortgage Corp., 3.5%, 7/1/47	84,791
	75,930	Federal Home Loan Mortgage Corp., 3.5%, 8/1/47	78,519
	90,789	Federal Home Loan Mortgage Corp., 3.5%, 10/1/47	93,794
	30,954	Federal Home Loan Mortgage Corp., 3.5%, 11/1/47	31,986
	37,706	Federal Home Loan Mortgage Corp., 3.5%, 11/1/47	39,012
	27,306	Federal Home Loan Mortgage Corp., 3.5%, 1/1/48	28,219
	58,628	Federal Home Loan Mortgage Corp., 3.5%, 1/1/48	60,563
	503,187	Federal Home Loan Mortgage Corp., 3.5%, 8/1/49	516,693
	62,047	Federal Home Loan Mortgage Corp., 4.0%, 1/1/44	65,912
	43,092	Federal Home Loan Mortgage Corp., 4.0%, 5/1/44	45,568
	32,893	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	34,779
	21,728	Federal Home Loan Mortgage Corp., 4.0%, 12/1/44	22,959
	42,205	Federal Home Loan Mortgage Corp., 4.0%, 12/1/45	44,534
	14,796	Federal Home Loan Mortgage Corp., 4.0%, 1/1/46	15,602
	26,313	Federal Home Loan Mortgage Corp., 4.0%, 6/1/46	27,681
	42,598	Federal Home Loan Mortgage Corp., 4.0%, 7/1/46	44,825
	35,582	Federal Home Loan Mortgage Corp., 4.0%, 8/1/46	37,403
	18,759	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	19,778
	30,460	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	32,167
	56,441	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	59,277
	65,905	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	69,595
	102,626	Federal Home Loan Mortgage Corp., 4.0%, 5/1/47	107,713
	55,482	Federal Home Loan Mortgage Corp., 4.0%, 10/1/47	58,132
	81,270	Federal Home Loan Mortgage Corp., 4.0%, 8/1/48	84,628
	117,267	Federal Home Loan Mortgage Corp., 4.0%, 7/1/49	121,752
	57,101	Federal Home Loan Mortgage Corp., 4.0%, 8/1/49	59,316
	38,717	Federal Home Loan Mortgage Corp., 4.0%, 9/1/49	40,250
	50,371	Federal Home Loan Mortgage Corp., 4.5%, 5/1/47	53,395
	384,955	Federal Home Loan Mortgage Corp., 4.5%, 7/1/49	406,927
	243	Federal Home Loan Mortgage Corp., 5.0%, 5/1/34	268
	635	Federal Home Loan Mortgage Corp., 5.0%, 6/1/35	680
	5,133	Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	5,667
	18,882	Federal Home Loan Mortgage Corp., 5.0%, 11/1/39	20,871
	10,178	Federal Home Loan Mortgage Corp., 5.5%, 6/1/41	11,498
	100,000	Government National Mortgage Association, 4.0%, 11/1/48 (TBA)	103,951
	68,842	Government National Mortgage Association I, 3.5%, 11/15/41	72,451
	16,115	Government National Mortgage Association I, 3.5%, 7/15/42	17,014
	12,809	Government National Mortgage Association I, 3.5%, 10/15/42	13,479
	23,468	Government National Mortgage Association I, 3.5%, 8/15/46	24,494
	4,574	Government National Mortgage Association I, 4.0%, 12/15/41	4,836
	190,141	Government National Mortgage Association I, 4.0%, 4/15/42	201,673
	65,777	Government National Mortgage Association I, 4.0%, 8/15/43	71,882
	8,632	Government National Mortgage Association I, 4.0%, 3/15/44	9,167
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	24,135	Government National Mortgage Association I, 4.0%, 9/15/44	$25,980
	26,164	Government National Mortgage Association I, 4.0%, 4/15/45	28,158
	39,774	Government National Mortgage Association I, 4.0%, 6/15/45	42,242
	5,072	Government National Mortgage Association I, 4.5%, 9/15/33	5,505
	10,872	Government National Mortgage Association I, 4.5%, 4/15/35	11,764
	22,657	Government National Mortgage Association I, 4.5%, 1/15/40	24,804
	63,453	Government National Mortgage Association I, 4.5%, 3/15/40	69,156
	18,972	Government National Mortgage Association I, 4.5%, 9/15/40	20,690
	16,110	Government National Mortgage Association I, 4.5%, 7/15/41	17,535
	4,101	Government National Mortgage Association I, 5.0%, 4/15/35	4,548
	4,063	Government National Mortgage Association I, 5.5%, 1/15/34	4,606
	5,987	Government National Mortgage Association I, 5.5%, 4/15/34	6,793
	1,724	Government National Mortgage Association I, 5.5%, 7/15/34	1,956
	4,211	Government National Mortgage Association I, 5.5%, 6/15/35	4,542
	542	Government National Mortgage Association I, 6.0%, 2/15/33	621
	932	Government National Mortgage Association I, 6.0%, 3/15/33	1,069
	945	Government National Mortgage Association I, 6.0%, 3/15/33	1,045
	78	Government National Mortgage Association I, 6.0%, 6/15/33	87
	1,594	Government National Mortgage Association I, 6.0%, 6/15/33	1,828
	1,228	Government National Mortgage Association I, 6.0%, 7/15/33	1,401
	1,677	Government National Mortgage Association I, 6.0%, 7/15/33	1,886
	797	Government National Mortgage Association I, 6.0%, 9/15/33	890
	2,386	Government National Mortgage Association I, 6.0%, 9/15/33	2,638
	1,165	Government National Mortgage Association I, 6.0%, 10/15/33	1,309
	4,232	Government National Mortgage Association I, 6.0%, 8/15/34	4,679
	357	Government National Mortgage Association I, 6.5%, 3/15/29	395
	1,063	Government National Mortgage Association I, 6.5%, 1/15/30	1,177
	332	Government National Mortgage Association I, 6.5%, 2/15/32	382
	359	Government National Mortgage Association I, 6.5%, 3/15/32	413
	506	Government National Mortgage Association I, 6.5%, 11/15/32	591
	46	Government National Mortgage Association I, 7.0%, 3/15/31	47
	9,462	Government National Mortgage Association II, 3.5%, 3/20/45	9,937
	11,855	Government National Mortgage Association II, 3.5%, 4/20/45	12,451
	13,794	Government National Mortgage Association II, 3.5%, 4/20/45	14,487
	18,451	Government National Mortgage Association II, 3.5%, 3/20/46	19,566
	70,647	Government National Mortgage Association II, 3.5%, 11/20/46	73,743
	35,876	Government National Mortgage Association II, 4.0%, 9/20/44	38,199
	59,314	Government National Mortgage Association II, 4.0%, 10/20/46	62,650
	58,391	Government National Mortgage Association II, 4.0%, 1/20/47	61,279
	22,261	Government National Mortgage Association II, 4.0%, 2/20/48	23,609
	23,489	Government National Mortgage Association II, 4.0%, 4/20/48	24,924
	10,768	Government National Mortgage Association II, 4.5%, 9/20/41	11,782
	40,963	Government National Mortgage Association II, 4.5%, 9/20/44	43,076
	13,295	Government National Mortgage Association II, 4.5%, 10/20/44	14,231
	28,849	Government National Mortgage Association II, 4.5%, 11/20/44	30,875
	140,253	Government National Mortgage Association II, 4.5%, 7/20/49	147,676
	214,302	Government National Mortgage Association II, 4.5%, 8/20/49	226,376
	2,914	Government National Mortgage Association II, 5.5%, 3/20/34	3,296
	4,709	Government National Mortgage Association II, 6.0%, 11/20/33	5,451
	1,500,000(l)	U.S. Treasury Bills, 10/22/19	1,498,430
	111,000	U.S. Treasury Bonds, 3.0%, 2/15/49	132,346
	185,225	U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	193,336
	186,004	U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	200,608
	628,041	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46	695,079
	494,214	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/48	550,647
	500,629	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/49	561,801
	40,000	U.S. Treasury Notes, 2.625%, 2/15/29	43,292
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $13,074,818)	$13,413,130

Number of Contracts	Description	Counterparty		Notional	Strike Price	Expiration Date	Value
OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED - 0.0%
3,182^(m)	Desarrolladora Homex SAB de CV	Brown Brothers Harriman & Co.	MXN	–	–(o)	10/23/22	$–
3,182^(n)	Desarrolladora Homex SAB de CV	Brown Brothers Harriman & Co.	MXN	–	–(o)	10/23/22	–
$–
TOTAL OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED
	(Premiums paid $ –)						$–

Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED - 0.1%
185,000	Put EUR Call USD	Bank of America NA	EUR	2,546	EUR	1.13	1/9/20	$6,341
480,000	Put EUR Call USD	Bank of America NA	EUR	5,096	EUR	1.10	4/29/20	7,842
								$14,183
	TOTAL OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED
	(Premiums paid $7,642)							$14,183
	TOTAL OPTIONS PURCHASED
	(Premiums paid $7,642)							$14,183
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 94.6%
	(Cost $39,810,868)							$40,755,243
Shares				Dividend Income		Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	AFFILIATED ISSUER - 2.0%
	CLOSED-END FUND - 2.0% of Net Assets
97,089(p)	Pioneer ILS Interval Fund			$ –		$ –	$ 28,156	$867,978
	TOTAL CLOSED-END FUND
	(Cost $998,388)							$867,978
	TOTAL INVESTMENTS IN AFFILIATED ISSUER - 2.0%
	(Cost $998,388)							$867,978
Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value

	OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN - (0.0)%†
(185,000)	Call EUR Put USD	Bank of America NA	EUR	2,546	EUR	1.25	1/9/20	$(1)
(480,000)	Call EUR Put USD	Bank of America NA	EUR	5,096	EUR	1.21	4/29/20	(528)
								$(529)
	TOTAL OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN
	(Premiums received $(7,642))							$(529)
	OTHER ASSETS AND LIABILITIES - 3.4%							$1,484,595
	NET ASSETS - 100.0%							$43,107,287

bps	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2019, the value of these securities amounted to $14,755,608, or 34.2% of net assets.

(TBA)	“To Be Announced” Securities.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at September 30, 2019.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at September 30, 2019.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread is shown at September 30, 2019.
(e)	Floating rate note. Coupon rate, reference index and spread shown at September 30, 2019.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(h)	Securities are restricted as to resale.
(i)	Issued as preference shares.
(j)	Consists of Revenue Bonds unless otherwise indicated.
(k)	Security is in default.
(l)	Represents a General Obligation Bond.
(m)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 Billion.
(n)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 14.5 Billion.
(o)	Strike price is 1 Mexican Peso (MXN).
(p)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Pioneer Asset Management, Inc. (the “Adviser”).

FORWARD FOREIGN CURRENCY CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	5,004,326	USD	(515,479)	Bank of America NA	11/26/19	$ (5,261)
INR	15,787,467	USD	(226,082)	Bank of New York Mellon Corp.	10/25/19	(3,185)
SEK	5,010,507	EUR	(469,685)	Bank of New York Mellon Corp.	12/2/19	(3,313)
COP	707,039,008	USD	(220,999)	Citibank NA	10/25/19	(18,038)
MXN	353,490	USD	(17,715)	Citibank NA	10/29/19	111
AUD	608,765	USD	(411,738)	Goldman Sachs International	10/30/19	(293)
EUR	80,000	USD	(87,536)	Goldman Sachs International	11/27/19	42
USD	103,864	MXN	(2,007,467)	Goldman Sachs International	10/29/19	2,632
NOK	1,861,465	EUR	(186,943)	HSBC Bank USA NA	11/29/19	59
EUR	60,000	USD	(65,971)	State Street Bank & Trust Co.	11/27/19	(288)
USD	244,603	EUR	(220,000)	State Street Bank & Trust Co.	11/27/19	3,765
USD	282,855	NOK	(2,557,860)	State Street Bank & Trust Co.	11/26/19	1,533
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(22,236)

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
1	U.S. 2-Year Note (CBT)	12/31/19	$216,070	$215,500	$(570)
8	U.S. 5-Year Note (CBT)	12/31/19	951,751	953,188	1,437
5	U.S. Ultra Bond (CBT)	12/19/19	978,812	959,531	(19,281)
			$2,146,633	$2,128,219	$(18,414)

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
25	Euro-Bobl	12/6/19	$3,720,137	$3,696,971	$23,166
9	Euro-Bund	12/6/19	1,724,051	1,709,628	14,423
30	U.S. 10-Year Ultra	12/19/19	4,282,999	4,272,187	10,812
			$9,727,187	$9,678,786	$48,401
TOTAL FUTURES CONTRACTS			$(7,580,554)	$(7,550,567)	$29,987

SWAP CONTRACT

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - BUY PROTECTION
Notional Amount ($)(1)	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
960,000	Markit CDX North America Investment Grade Index Series 33	Receive	1.00%	12/20/24	$(18,534)	$(757)	$(19,291)
TOTAL SWAP CONTRACT					$(18,534)	$(757)	$(19,291)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

ARS	-	Argentine Peso
AUD	-	Australian Dollar
COP	-	Colombian Peso
EGP	-	Egyptian Pound
EUR	-	Euro
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
UYU	-	Uruguayan Peso

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2019, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Paper & Forest Products	$–	$62	$–	$62
All Other Common Stocks	62	–	–	62
Convertible Preferred Stock	397,370	–	–	397,370
Asset Backed Securities	–	2,305,293	–	2,305,293
Collateralized Mortgage Obligations	–	9,346,408	59,516	9,405,924
Convertible Corporate Bonds	–	195,591	–	195,591
Corporate Bonds	–	12,159,874	–	12,159,874
Foreign Government Bonds	–	1,324,680	–	1,324,680
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil - Worldwide	–	–	30,295	30,295
Municipal Bonds	–	118,850	–	118,850
Senior Secured Floating Rate Loan Interests	–	1,286,791	–	1,286,791
Supranational Bond	–	103,138	–	103,138
U.S. Government and Agency Obligations	–	13,413,130	–	13,413,130
Over The Counter (OTC) Call Options Purchased	–	– *	–	– *
Over The Counter (OTC) Currency Put Options Purchased	–	14,183	–	14,183
Affiliated Closed-End Fund	–	867,978	–	867,978
Total Investments in Securities	$397,432	$41,135,978	$89,811	$41,623,221
Other Financial Instruments
Over The Counter (OTC) Currency Call Options Written	$–	$(529)	$–	$(529)
Net unrealized depreciation on forward foreign currency contracts	–	(22,236)	–	(22,236)
Net unrealized appreciation on futures contracts	29,987	–	–	29,987
Swap contracts, at value	–	(19,291)	–	(19,291)
Total Other Financial Instruments	$29,987	$(42,056)	$–	$(12,069)

* Securities valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Collateralized Mortgage Obligations	Insurance-Linked Securities	Total
Balance as of 12/31/18	$–	$34,220	$34,220
Realized gain (loss)	–	(153)	(153)
Changed in unrealized appreciation (depreciation)	(47)	5,480	5,433
Accrued discounts/premiums	–	–	–
Purchases	59,563	20,578	80,141
Sales	–	(29,830)	(29,830)
Transfers in to Level 3*	–	–	–
Transfers out of Level 3*	–	–	–
Balance as of 9/30/19	$59,516	$30,295	$89,811

* Transfers are calculated on the beginning of period values. For the nine months ended September 30, 2019, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at September 30, 2019: $1,832.